CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2014
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Abstract]
Schedule of balance sheets
	As of December 31
	2013	2014
Assets
Current assets:
Cash and cash equivalents	5,519	1,495
Amounts due from subsidiaries	59,928	65,753
Amounts due from related party	5,000	-
Prepayments and other current assets, net	255	28
Total current assets	70,702	67,276
Investment in subsidiaries	(4,516)	1,285
Total assets	66,186	68,561
Liabilities and shareholders' equity
Current liabilities:
Accrued expenses and other current liabilities	1,246	964
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013 and 155,788,653 shares issued and 103,161,018 shares outstanding as of December 31, 2014	15	14
Additional paid-in capital	158,384	154,437
Treasury stock at cost, 41,872,088 shares as of December 31, 2013 and 34,095,849 shares as of December 31, 2014	(15,961)	(12,855)
Accumulated other comprehensive Income	11,387	10,189
Accumulated deficit	(91,667)	(88,256)
Statutory reserve	2,782	4,068
Total shareholders' equity	64,940	67,597
Total liabilities and shareholders' equity	66,186	68,561

Schedule of statements of operations and comprehensive income / (loss)
	Years ended December 31
	2012	2013	2014
Operating expenses:
Research and development, net	-	-	-
Selling and marketing	-	-	-
General and administrative	(1,638)	(1,376)	(745)
Loss from operations	(1,638)	(1,376)	(745)
Other income:
Interest income	1	-	1
Interest expense	(12)	(5)	-
Gain on disposal of subsidiary	1,133	-	-
Others, net	159	159	168
Loss before income taxes	(357)	(1,222)	(576)
Income tax expense	(41)	-	-
Loss before share of net loss of subsidiaries	(398)	(1,222)	(576)
Share of net (loss)/income of subsidiaries	(221)	(7,196)	5,273
Net (loss)/income	(619)	(8,418)	4,697
Net (loss)/income attributable to ordinary shareholders	(619)	(8,418)	4,697
Other comprehensive income/(loss):
Foreign currency translation adjustment	12	(7)	69
Deferred income received from disposal of a subsidiary	-	-	(1,267)
Reclassification of foreign currency translation adjustment into earnings due to disposal of a subsidiary, net of taxes	(1,468)	-	-
Total other comprehensive loss	(1,456)	(7)	(1,198)
Total comprehensive (loss)/income	(2,075)	(8,425)	3,499

Schedule of statements of cash flows
	Years ended as of December 31
	2012	2013	2014
Cash flows from operating activities:
Net (loss)/income	(619)	(8,418)	4,697
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss/(income) of subsidiaries	221	7,196	(5,273)
Gain on disposal of subsidiary	(1,133)	-	-
Changes in assets and liabilities:
Amounts due from subsidiaries	1,413	2,976	(5,825)
Prepayments and other current assets	162	(41)	229
Accrued expenses and other current liabilities	(297)	440	(284)
Net cash (used in)/provided by operating activities	(253)	2,153	(6,456)
Cash flows from investing activities:
Proceeds from disposal of subsidiaries	10,410	5,000	5,000
Net cash provided by investing activities	10,410	5,000	5,000
Cash flows from financing activities:
Repurchase of shares	(7,396)	(6,638)	(5,550)
Proceeds from exercise of share options	64	122	2,982
Net cash used in financing activities	(7,332)	(6,516)	(2,568)
Net increase/(decrease) in cash and cash equivalents	2,825	637	(4,024)
Cash and cash equivalents at beginning of year	2,057	4,882	5,519
Cash and cash equivalents at end of year	4,882	5,519	1,495